Note 7 - Due to Related Parties (Details Narrative) - CAD	12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015
Related Party Transactions [Abstract]
Accretion Expense	CAD 219,497	CAD 79,245	CAD 27,103
Coupon interest on the Debenture	CAD 162,530	CAD 180,370	CAD 179,878